Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
The following table provides information required by Item 402(v) of Regulation
S-K.
For information regarding the Company’s
pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, see “Executive Compensation – Compensation Discussion and
Analysis.”

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for non-PEO Named Executive Officers (2)	Average Compensation Actually Paid to non-PEO Named Executive Officers (3)	Value of Initial Fixed $100 Investment Based On: (4)		Net Income	Economic EBIT Yield (6)
					Total Shareholder Return	Peer Group Total Shareholder Return (5)
2022	3,533,534	4,349,809	1,237,690	1,343,677	$128.19	$149.21	$9.3 million	15.3%
2021	1,490,015	1,574,706	972,945	1,249,779	$141.04	$161.79	($20.8 million)	12.1%
2020	539,957	539,957	1,908,335	1,731,535	$95.18	$113.71	($24.0 million)	10.2%

(1)	Ryan Greenawalt was our CEO for the years presented.

(2)	Other named executive officers consisted of Anthony Colucci and Craig Brubaker for fiscal 2022, and Anthony Colucci for fiscal 2021 and fiscal 2020.

(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation
S-K.
The tables below sets forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table:

	2022		2021		2020

Adjustments to Determine Compensation “Actually Paid”	PEO	Other NEOs	PEO	Other NEO	PEO	Other NEO
Summary Compensation Table Amounts (Average Amounts for Other NEOs)	3,533,534	1,237,690	1,490,015	972,945	539,957	1,908,335
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	1,786,644	454,060	395,882	154,645	N/A	819,000
Increase for fair value of awards granted during covered year that remain outstanding as of the end of the covered year end	2,651,305	643,623	480,573	187,729	N/A	642,200
Increase/deduction for change in fair value from prior year-end to covered year-end for all awards granted in a fiscal year prior to the covered fiscal year that were outstanding unvested at the end of the covered fiscal year	29,237	50,501	N/A	232,050	N/A	N/A
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	19,149	33,075	N/A	11,700	N/A	N/A
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—	—	—	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	—	—	—	—
Increase based on dividends or other earnings paid during covered year, prior to vesting date of award	—	—	—	—	—	—
Compensation Actually Paid	4,349,809	1,343,677	1,574,706	1,249,779	539,957	1,731,535

(4)	Assumes $100 invested in our common shares on February 14, 2020, and reinvestment of all dividends.
(5)
The peer group used by the Company for purposes of its compensation disclosure, as set forth in the Compensation Discussion & Analysis section, consists of the following companies: MRC Global Inc.; Herc Holdings Inc.; MarineMax, Inc.; Titan Machinery Inc.; NOW Inc.; OneWater Marine Inc.; Trinity Industries, Inc.; Global Industrial Company; Astec Industries, Inc.; DXP Enterprises, Inc.; America’s
Car-Mart,
Inc.; H&E Equipment Services, Inc.; and McGrath RentCorp.

(6)
Economic EBIT Yield is a measure assessing the Company’s performance with respect to its return on invested capital. For more information regarding Economic EBIT Yield, see Annex A. The executive comp program was not yet in place for the 2020 fiscal performance year, and the 2020 Economic EBIT Yield was calculated based on proforma Economic EBIT Yield for 2020 and invested capital as of December 31, 2020.

Company Selected Measure Name	Economic EBIT Yield
Named Executive Officers, Footnote [Text Block]	Anthony Colucci and Craig Brubaker for fiscal 2022, and Anthony Colucci for fiscal 2021 and fiscal 2020.
Peer Group Issuers, Footnote [Text Block]	The peer group used by the Company for purposes of its compensation disclosure, as set forth in the Compensation Discussion & Analysis section, consists of the following companies: MRC Global Inc.; Herc Holdings Inc.; MarineMax, Inc.; Titan Machinery Inc.; NOW Inc.; OneWater Marine Inc.; Trinity Industries, Inc.; Global Industrial Company; Astec Industries, Inc.; DXP Enterprises, Inc.; America’s
Car-Mart,
	Inc.; H&E Equipment Services, Inc.; and McGrath RentCorp.
PEO Total Compensation Amount	$ 3,533,534	$ 1,490,015	$ 539,957
PEO Actually Paid Compensation Amount	$ 4,349,809	1,574,706	539,957
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation
S-K.
The tables below sets forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table:

	2022		2021		2020

Adjustments to Determine Compensation “Actually Paid”	PEO	Other NEOs	PEO	Other NEO	PEO	Other NEO
Summary Compensation Table Amounts (Average Amounts for Other NEOs)	3,533,534	1,237,690	1,490,015	972,945	539,957	1,908,335
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	1,786,644	454,060	395,882	154,645	N/A	819,000
Increase for fair value of awards granted during covered year that remain outstanding as of the end of the covered year end	2,651,305	643,623	480,573	187,729	N/A	642,200
Increase/deduction for change in fair value from prior year-end to covered year-end for all awards granted in a fiscal year prior to the covered fiscal year that were outstanding unvested at the end of the covered fiscal year	29,237	50,501	N/A	232,050	N/A	N/A
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	19,149	33,075	N/A	11,700	N/A	N/A
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—	—	—	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	—	—	—	—
Increase based on dividends or other earnings paid during covered year, prior to vesting date of award	—	—	—	—	—	—
Compensation Actually Paid	4,349,809	1,343,677	1,574,706	1,249,779	539,957	1,731,535

Non-PEO NEO Average Total Compensation Amount	$ 1,237,690	972,945	1,908,335
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,343,677	1,249,779	1,731,535
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation
S-K.
The tables below sets forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table:

	2022		2021		2020

Adjustments to Determine Compensation “Actually Paid”	PEO	Other NEOs	PEO	Other NEO	PEO	Other NEO
Summary Compensation Table Amounts (Average Amounts for Other NEOs)	3,533,534	1,237,690	1,490,015	972,945	539,957	1,908,335
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	1,786,644	454,060	395,882	154,645	N/A	819,000
Increase for fair value of awards granted during covered year that remain outstanding as of the end of the covered year end	2,651,305	643,623	480,573	187,729	N/A	642,200
Increase/deduction for change in fair value from prior year-end to covered year-end for all awards granted in a fiscal year prior to the covered fiscal year that were outstanding unvested at the end of the covered fiscal year	29,237	50,501	N/A	232,050	N/A	N/A
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	19,149	33,075	N/A	11,700	N/A	N/A
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—	—	—	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	—	—	—	—
Increase based on dividends or other earnings paid during covered year, prior to vesting date of award	—	—	—	—	—	—
Compensation Actually Paid	4,349,809	1,343,677	1,574,706	1,249,779	539,957	1,731,535

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
•
Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Cumulative TSR
. From 2020 to 2022, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by 706% (or 593% including only the equity grants made for 2022 performance) and decreased by 22%, respectively, compared to a:

•	28% increase in our TSR over the same time period

•	139% increase in our Net Income over the same time period

•	50% increase in our Economic EBIT Yield over the three-year period.

Total Shareholder Return Vs Peer Group [Text Block]
•
Relationship Between the Company’s TSR and the Peer Group TSR
. The TSR for the peer group disclosed in the table above increased by 49% from the Business Combination Closing Date in 2020 to 2022 as compared to the Company’s TSR, which increased by 28% over the same time period.

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The following is a list of the financial performance measures that we believe are the most important financial performance measures used to link NEO compensation to company performance. For more information, see “Executive Compensation – Compensation Discussion & Analysis” in this proxy statement. Although we do not in practice use any performance measures to link compensation “actually paid” (as calculated herein) to company performance, we are providing this list in accordance with Item 402(v) of
Regulation S-K
to provide information on performance measures used by the Compensation Committee to determine NEO compensation.

•	Economic EBIT Yield

•	Adjusted Pre-Tax Net Income

Total Shareholder Return Amount	$ 128.19	141.04	95.18
Peer Group Total Shareholder Return Amount	149.21	161.79	113.71
Net Income (Loss)	$ 9,300,000	$ (20,800,000)	$ (24,000,000)
Company Selected Measure Amount	0.153	0.121	0.102
PEO Name	Ryan Greenawalt
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Economic EBIT Yield
Non-GAAP Measure Description [Text Block]	Economic EBIT Yield is a measure assessing the Company’s performance with respect to its return on invested capital. For more information regarding Economic EBIT Yield, see Annex A. The executive comp program was not yet in place for the 2020 fiscal performance year, and the 2020 Economic EBIT Yield was calculated based on proforma Economic EBIT Yield for 2020 and invested capital as of December 31, 2020.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Pre-Tax Net Income
PEO [Member] | Deduction For Amounts Reported Under The Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,786,644)	$ (395,882)
PEO [Member] | Increase For Fair Value Of Awards Granted During Covered Year That Remain Outstanding As Of The End Of The Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,651,305	480,573
PEO [Member] | Increase/deduction for change in fair value from prior yearend to yearend for all awards granted in a fiscal year prior to the fiscal year that were outstanding unvested at the end of the fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	29,237
PEO [Member] | Increase/deduction for change in fair value from prior year end to vesting date of awards granted prior to covered year that vested during covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,149
PEO [Member] | Deduction of fair value of awards granted prior to covered year that were forfeited during covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	$ 0
PEO [Member] | Increase based upon incremental fair value of awards modified during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase based on dividends or other earnings paid during covered year, prior to vesting date of award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Deduction For Amounts Reported Under The Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(454,060)	(154,645)	(819,000)
Non-PEO NEO [Member] | Increase For Fair Value Of Awards Granted During Covered Year That Remain Outstanding As Of The End Of The Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	643,623	187,729	642,200
Non-PEO NEO [Member] | Increase/deduction for change in fair value from prior yearend to yearend for all awards granted in a fiscal year prior to the fiscal year that were outstanding unvested at the end of the fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	50,501	232,050
Non-PEO NEO [Member] | Increase/deduction for change in fair value from prior year end to vesting date of awards granted prior to covered year that vested during covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	33,075	11,700
Non-PEO NEO [Member] | Deduction of fair value of awards granted prior to covered year that were forfeited during covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase based upon incremental fair value of awards modified during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase based on dividends or other earnings paid during covered year, prior to vesting date of award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0